FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured at fair value

		December 31,	December 31,
Description	Level	2023	2022
Assets:
Marketable securities held in the Trust Account	1	$11,957,157	$37,570,177

Liabilities:
Note payable – Sponsor	3	$1,803,529	1,037,272
Warrant Liability – Private Placement Warrants	3	$5,837	$11,675
Warrant Liability – Public Warrants	1	$160,117	$311,575